Notes relating to the consolidated statement of financial position - Share‑based payments (Details)		12 Months Ended
	May 17, 2017 shares	Dec. 31, 2017 EUR (€) EquityInstruments shares	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expired		0	0	0
Number of shares on conversion | shares	1	1
Vesting period		24 months
Exercise price per stock options | €		€ 21.17	€ 14.130	€ 9.47	€ 18.41	€ 11.38	€ 11.47	€ 10.34	€ 11.44
Outstanding options on December 31,		2,862,216	2,293,636	1,752,926						1,595,015
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		2.79%
Percentage of stock options granted		67.00%
3.95 | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 3.95
Outstanding options on December 31,				103,370
3.95 | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 3.95
Outstanding options on December 31,		36,960	112,738	62,460
3.95 | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 3.95
Outstanding options on December 31,		2,850	3,800	3,800
3.95 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 3.95
Outstanding options on December 31,				55,747
3.95 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 3.95
Outstanding options on December 31,		15,692	55,746
2.44 - Expiry date 2024 option 1 | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 2.44
Outstanding options on December 31,				686,732
2.44 - Expiry date 2024 option 1 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 2.44
Outstanding options on December 31,		314,593	360,787
2.44 - Expiry date 2024 option 2 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 2.44
Outstanding options on December 31,		135,890	169,926
2.44 - Expiry date 2024 option 3 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 2.44
Outstanding options on December 31,		83,820	83,820
7.17 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 7.17
Outstanding options on December 31,		516,100	522,500	537,917
11.44 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 11.44
Outstanding options on December 31,		39,000	39,000	56,500
10.34 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 10.34
Outstanding options on December 31,		3,000	3,000	3,000
9.47 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 9.47
Outstanding options on December 31,		235,514	235,733	243,400
11.38 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 11.38
Outstanding options on December 31,		60,000	60,000
11.47 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 11.47
Outstanding options on December 31,		282,310	283,360
14.13 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 14.13
Outstanding options on December 31,		362,126	363,226
18.41 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 18.41
Outstanding options on December 31,		120,536
21.17 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €		€ 21.17
Outstanding options on December 31,		653,825